Accounts Payable and Accruals	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUALS

NOTE 10 - ACCOUNTS PAYABLE AND ACCRUALS:

a.	Accounts payable - other

	December 31
	2022	2021
	U.S. dollars in thousands

Accrued expenses	1,058	1,469
Employees and related institutions	1,292	1,345
Government institutions	-	25
	2,350	2,839

b.	The carrying amount of accounts payable, which are financial liabilities, is a reasonable approximation of their fair value since the effect of discounting is immaterial.